UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01677

John Hancock Capital Series

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared 2 semi-annual reports to shareholders for the period ended April 30, 2022. The first report applies to Classic Value Fund and the second report applies U.S. Global Leaders Growth Fund of the Registrant.

Semiannual report
John Hancock
Classic Value Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Classic Value Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
21	Notes to financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
American International Group, Inc.	4.6
General Electric Company	4.6
Edison International	4.0
Newell Brands, Inc.	4.0
Wells Fargo & Company	3.9
Amdocs, Ltd.	3.8
Wabtec Corp.	3.7
Citigroup, Inc.	3.6
NRG Energy, Inc.	3.6
Lear Corp.	3.6
TOTAL	39.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

COUNTRY COMPOSITION AS OF 4/30/2022 (% of net assets)
United States	89.8
Bermuda	2.7
Germany	2.5
Canada	2.2
Switzerland	1.6
United Kingdom	1.2
TOTAL	100.0
4	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-2.33	6.32	9.46	-8.05	35.85	146.83
Class C	1.05	6.61	9.20	-4.55	37.73	141.05
Class I1	3.08	7.69	10.31	-3.08	44.82	166.86
Class R2[1]	2.68	7.27	9.94	-3.28	42.03	157.87
Class R5[1]	3.12	7.75	10.39	-3.08	45.23	168.70
Class R6[1]	3.18	7.80	10.43	-3.05	45.58	169.59
Index†	1.32	9.06	11.17	-3.94	54.26	188.23
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R5, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R5	Class R6
Gross (%)	1.13	1.88	0.88	1.28	0.83	0.78
Net (%)	1.12	1.87	0.87	1.27	0.82	0.77
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Value Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Classic Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	4-30-12	24,105	24,105	28,823
Class I1	4-30-12	26,686	26,686	28,823
Class R2[1]	4-30-12	25,787	25,787	28,823
Class R5[1]	4-30-12	26,870	26,870	28,823
Class R6[1]	4-30-12	26,959	26,959	28,823
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$968.00	$5.42	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class C	Actual expenses/actual returns	1,000.00	964.10	9.06	1.86%
	Hypothetical example	1,000.00	1,015.60	9.30	1.86%
Class I	Actual expenses/actual returns	1,000.00	969.20	4.20	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class R2	Actual expenses/actual returns	1,000.00	967.20	6.05	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class R5	Actual expenses/actual returns	1,000.00	969.20	3.91	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class R6	Actual expenses/actual returns	1,000.00	969.50	3.66	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 99.3%		$2,689,368,581
(Cost $2,118,740,289)
Consumer discretionary 17.8%		480,697,364
Auto components 3.6%
Lear Corp.	754,364	96,513,330
Automobiles 0.4%
Ford Motor Company	683,551	9,679,082
Hotels, restaurants and leisure 1.5%
Booking Holdings, Inc. (A)	19,009	42,015,783
Household durables 5.7%
Mohawk Industries, Inc. (A)	327,302	46,169,220
Newell Brands, Inc.	4,621,395	106,985,294
Textiles, apparel and luxury goods 6.6%
Gildan Activewear, Inc.	1,775,939	60,168,813
PVH Corp.	835,956	60,840,878
Skechers USA, Inc., Class A (A)	1,522,845	58,324,964
Energy 9.5%		257,650,763
Energy equipment and services 6.2%
Baker Hughes Company	1,049,691	32,561,415
Halliburton Company	2,160,100	76,942,762
NOV, Inc.	3,194,817	57,922,032
Oil, gas and consumable fuels 3.3%
Exxon Mobil Corp.	676,020	57,630,705
Shell PLC, ADR	610,029	32,593,849
Financials 31.1%		843,492,140
Banks 10.6%
Bank of America Corp.	1,108,315	39,544,679
Citigroup, Inc.	2,049,670	98,814,591
JPMorgan Chase & Co.	376,462	44,934,504
Wells Fargo & Company	2,408,692	105,091,232
Capital markets 2.9%
The Goldman Sachs Group, Inc.	116,799	35,680,927
UBS Group AG	2,531,472	42,629,988
Consumer finance 2.1%
Capital One Financial Corp.	467,446	58,253,121
Diversified financial services 5.1%
Equitable Holdings, Inc.	2,704,745	77,977,798
Voya Financial, Inc.	936,509	59,131,178
Insurance 10.4%
American International Group, Inc.	2,143,220	125,399,802
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	9

	Shares	Value
Financials (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	1,265,612	$72,557,536
MetLife, Inc.	1,270,962	83,476,784
Health care 9.6%		258,624,627
Health care providers and services 5.9%
Cardinal Health, Inc.	514,702	29,878,451
Fresenius Medical Care AG & Company KGaA, ADR	2,175,230	67,279,864
McKesson Corp.	197,365	61,106,178
Pharmaceuticals 3.7%
Bristol-Myers Squibb Company	901,141	67,828,883
Pfizer, Inc.	662,956	32,531,251
Industrials 9.3%		252,145,384
Aerospace and defense 1.0%
Textron, Inc.	414,320	28,691,660
Industrial conglomerates 4.6%
General Electric Company	1,666,382	124,228,778
Machinery 3.7%
Wabtec Corp.	1,103,603	99,224,946
Information technology 11.5%		312,070,592
IT services 7.1%
Amdocs, Ltd.	1,269,981	101,204,786
Cognizant Technology Solutions Corp., Class A	1,110,802	89,863,882
Software 2.4%
SS&C Technologies Holdings, Inc.	1,013,432	65,528,513
Technology hardware, storage and peripherals 2.0%
Hewlett Packard Enterprise Company	3,599,832	55,473,411
Materials 2.9%		78,464,348
Chemicals 2.9%
Dow, Inc.	1,179,915	78,464,348
Utilities 7.6%		206,223,363
Electric utilities 7.6%
Edison International	1,583,913	108,957,375
NRG Energy, Inc.	2,709,359	97,265,988

	Yield (%)	Shares	Value
Short-term investments 0.4%			$10,273,171
(Cost $10,273,171)
Short-term funds 0.4%			10,273,171
State Street Institutional Treasury Money Market Fund, Premier Class	0.3529(B)	10,273,171	10,273,171
10	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $2,129,013,460) 99.7%	$2,699,641,752
Other assets and liabilities, net 0.3%	9,223,180
Total net assets 100.0%	$2,708,864,932

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $2,176,256,235. Net unrealized appreciation aggregated to $523,385,517, of which $582,389,211 related to gross unrealized appreciation and $59,003,694 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,129,013,460)	$2,699,641,752
Dividends and interest receivable	4,275,443
Receivable for fund shares sold	4,420,657
Receivable for investments sold	5,330,895
Other assets	175,341
Total assets	2,713,844,088
Liabilities
Payable for investments purchased	4,456
Payable for fund shares repurchased	2,421,592
Payable to affiliates
Investment management fees	1,675,446
Accounting and legal services fees	161,162
Transfer agent fees	256,175
Distribution and service fees	91,536
Trustees’ fees	609
Other liabilities and accrued expenses	368,180
Total liabilities	4,979,156
Net assets	$2,708,864,932
Net assets consist of
Paid-in capital	$2,051,377,443
Total distributable earnings (loss)	657,487,489
Net assets	$2,708,864,932

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($389,025,660 ÷ 10,060,436 shares)[1]	$38.67
Class C ($7,469,613 ÷ 197,023 shares)[1]	$37.91
Class I ($2,161,558,301 ÷ 55,760,470 shares)	$38.77
Class R2 ($2,466,409 ÷ 63,894 shares)	$38.60
Class R5 ($184,224 ÷ 4,748 shares)	$38.80
Class R6 ($148,160,725 ÷ 3,817,671 shares)	$38.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$40.71

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$32,635,031
Interest	8,303
Less foreign taxes withheld	(222,835)
Total investment income	32,420,499
Expenses
Investment management fees	10,964,943
Distribution and service fees	568,933
Accounting and legal services fees	212,675
Transfer agent fees	1,662,820
Trustees’ fees	24,202
Custodian fees	157,706
State registration fees	113,034
Printing and postage	107,592
Professional fees	63,153
Other	49,146
Total expenses	13,924,204
Less expense reductions	(138,644)
Net expenses	13,785,560
Net investment income	18,634,939
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	152,208,391
152,208,391
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(244,398,463)
(244,398,463)
Net realized and unrealized loss	(92,190,072)
Decrease in net assets from operations	$(73,555,133)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$18,634,939	$21,420,226
Net realized gain	152,208,391	85,139,746
Change in net unrealized appreciation (depreciation)	(244,398,463)	931,556,032
Increase (decrease) in net assets resulting from operations	(73,555,133)	1,038,116,004
Distributions to shareholders
From earnings
Class A	(2,438,172)	(4,101,322)
Class C	—	(65,101)
Class I	(20,948,946)	(16,915,922)
Class R2	(12,411)	(24,215)
Class R5	(1,644)	(571)
Class R6	(1,466,879)	(5,106,400)
Total distributions	(24,868,052)	(26,213,531)
From fund share transactions	(326,816,475)	724,480,300
Total increase (decrease)	(425,239,660)	1,736,382,773
Net assets
Beginning of period	3,134,104,592	1,397,721,819
End of period	$2,708,864,932	$3,134,104,592
14	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$40.19	$23.99	$31.31	$31.52	$32.32	$26.12
Net investment income[2]	0.20	0.25	0.35	0.61	0.46	0.34
Net realized and unrealized gain (loss) on investments	(1.49)	16.35	(6.18)	(0.15)	(0.94)	6.38
Total from investment operations	(1.29)	16.60	(5.83)	0.46	(0.48)	6.72
Less distributions
From net investment income	(0.23)	(0.40)	(0.78)	(0.39)	(0.32)	(0.52)
From net realized gain	—	—	(0.71)	(0.28)	—	—
Total distributions	(0.23)	(0.40)	(1.49)	(0.67)	(0.32)	(0.52)
Net asset value, end of period	$38.67	$40.19	$23.99	$31.31	$31.52	$32.32
Total return (%)[3,4]	(3.20)[5]	69.72	(19.83)	1.67	(1.53)	25.91
Ratios and supplemental data
Net assets, end of period (in millions)	$389	$416	$249	$334	$348	$354
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.15	1.19	1.18	1.17	1.18
Expenses including reductions	1.11[6]	1.14	1.18	1.17	1.16	1.17
Net investment income	0.99[6]	0.68	1.36	2.00	1.37	1.12
Portfolio turnover (%)	10	25	35	35	28	45

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	15

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$39.32	$23.50	$30.72	$30.89	$31.69	$25.65
Net investment income (loss)[2]	0.05	(0.02)	0.18	0.39	0.26	0.11
Net realized and unrealized gain (loss) on investments	(1.46)	16.06	(6.14)	(0.14)	(0.97)	6.27
Total from investment operations	(1.41)	16.04	(5.96)	0.25	(0.71)	6.38
Less distributions
From net investment income	—	(0.22)	(0.55)	(0.14)	(0.09)	(0.34)
From net realized gain	—	—	(0.71)	(0.28)	—	—
Total distributions	—	(0.22)	(1.26)	(0.42)	(0.09)	(0.34)
Net asset value, end of period	$37.91	$39.32	$23.50	$30.72	$30.89	$31.69
Total return (%)[3,4]	(3.59)[5]	68.52	(20.47)	0.92	(2.25)	24.96
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$9	$20	$26	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[6]	1.90	1.94	1.93	1.92	1.93
Expenses including reductions	1.86[6]	1.89	1.93	1.92	1.91	1.92
Net investment income (loss)	0.24[6]	(0.05)	0.67	1.31	0.76	0.38
Portfolio turnover (%)	10	25	35	35	28	45

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$40.34	$24.06	$31.40	$31.62	$32.42	$26.19
Net investment income[2]	0.25	0.34	0.43	0.69	0.55	0.41
Net realized and unrealized gain (loss) on investments	(1.49)	16.41	(6.20)	(0.16)	(0.95)	6.41
Total from investment operations	(1.24)	16.75	(5.77)	0.53	(0.40)	6.82
Less distributions
From net investment income	(0.33)	(0.47)	(0.86)	(0.47)	(0.40)	(0.59)
From net realized gain	—	—	(0.71)	(0.28)	—	—
Total distributions	(0.33)	(0.47)	(1.57)	(0.75)	(0.40)	(0.59)
Net asset value, end of period	$38.77	$40.34	$24.06	$31.40	$31.62	$32.42
Total return (%)[3]	(3.08)[4]	70.19	(19.65)	1.93	(1.29)	26.24
Ratios and supplemental data
Net assets, end of period (in millions)	$2,162	$2,545	$886	$1,429	$1,518	$1,767
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.90	0.94	0.94	0.93	0.92
Expenses including reductions	0.86[5]	0.89	0.93	0.93	0.92	0.91
Net investment income	1.23[5]	0.92	1.66	2.24	1.62	1.35
Portfolio turnover (%)	10	25	35	35	28	45

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	17

CLASS R2 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$40.10	$23.93	$31.23	$31.44	$32.24	$26.07
Net investment income[2]	0.17	0.20	0.35	0.47	0.40	0.25
Net realized and unrealized gain (loss) on investments	(1.49)	16.34	(6.20)	(0.06)	(0.92)	6.41
Total from investment operations	(1.32)	16.54	(5.85)	0.41	(0.52)	6.66
Less distributions
From net investment income	(0.18)	(0.37)	(0.74)	(0.34)	(0.28)	(0.49)
From net realized gain	—	—	(0.71)	(0.28)	—	—
Total distributions	(0.18)	(0.37)	(1.45)	(0.62)	(0.28)	(0.49)
Net asset value, end of period	$38.60	$40.10	$23.93	$31.23	$31.44	$32.24
Total return (%)[3]	(3.28)[4]	69.57	(19.93)	1.50	(1.66)	25.71
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$2	$—[5]	$9	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[6]	1.28	1.32	1.30	1.32	1.33
Expenses including reductions	1.24[6]	1.27	1.31	1.29	1.31	1.32
Net investment income	0.86[6]	0.56	1.39	1.50	1.21	0.84
Portfolio turnover (%)	10	25	35	35	28	45

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$40.39	$24.09	$31.42	$31.65	$32.44	$26.21
Net investment income[2]	0.24	0.36	0.49	0.66	0.57	0.43
Net realized and unrealized gain (loss) on investments	(1.48)	16.42	(6.24)	(0.12)	(0.94)	6.40
Total from investment operations	(1.24)	16.78	(5.75)	0.54	(0.37)	6.83
Less distributions
From net investment income	(0.35)	(0.48)	(0.87)	(0.49)	(0.42)	(0.60)
From net realized gain	—	—	(0.71)	(0.28)	—	—
Total distributions	(0.35)	(0.48)	(1.58)	(0.77)	(0.42)	(0.60)
Net asset value, end of period	$38.80	$40.39	$24.09	$31.42	$31.65	$32.44
Total return (%)[3]	(3.08)[4]	70.30	(19.56)	1.97	(1.22)	26.27
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[6]	0.85	0.87	0.88	0.87	0.88
Expenses including reductions	0.80[6]	0.84	0.86	0.87	0.87	0.87
Net investment income	1.21[6]	0.97	1.81	2.17	1.68	1.40
Portfolio turnover (%)	10	25	35	35	28	45

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	19

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$40.41	$24.09	$31.43	$31.67	$32.46	$26.21
Net investment income[2]	0.27	0.38	0.46	0.72	0.57	0.47
Net realized and unrealized gain (loss) on investments	(1.50)	16.43	(6.20)	(0.17)	(0.93)	6.39
Total from investment operations	(1.23)	16.81	(5.74)	0.55	(0.36)	6.86
Less distributions
From net investment income	(0.37)	(0.49)	(0.89)	(0.51)	(0.43)	(0.61)
From net realized gain	—	—	(0.71)	(0.28)	—	—
Total distributions	(0.37)	(0.49)	(1.60)	(0.79)	(0.43)	(0.61)
Net asset value, end of period	$38.81	$40.41	$24.09	$31.43	$31.67	$32.46
Total return (%)[3]	(3.05)[4]	70.41	(19.55)	1.99	(1.17)	26.41
Ratios and supplemental data
Net assets, end of period (in millions)	$148	$163	$253	$360	$384	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.80	0.83	0.83	0.82	0.83
Expenses including reductions	0.75[5]	0.79	0.82	0.82	0.81	0.81
Net investment income	1.34[5]	1.08	1.76	2.36	1.71	1.53
Portfolio turnover (%)	10	25	35	35	28	45

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	21

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2022 were $5,878.
22	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2021, the fund has a long-term capital loss carryforward of $28,597,794 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	23

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.710% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.700% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.690% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,700
Class C	359
Class I	112,285
Class R2	118
Class	Expense reduction
Class R5	$7
Class R6	7,175
Total	$138,644

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R5	—	0.05%
24	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $60,687 for the six months ended April 30, 2022. Of this amount, $13,385 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $47,302 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $260 and $57 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$522,408	$235,823
Class C	40,118	4,527
Class I	—	1,415,434
Class R2	6,368	113
Class R5	39	7
Class R6	—	6,916
Total	$568,933	$1,662,820
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	25

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$56,516,667	3	0.551%	($2,594)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,222,680	$49,292,723	2,223,561	$82,492,088
Distributions reinvested	59,621	2,304,966	124,813	3,859,214
Repurchased	(1,570,005)	(63,805,831)	(2,361,505)	(84,198,147)
Net increase (decrease)	(287,704)	$(12,208,142)	(13,131)	$2,153,155
Class C shares
Sold	31,556	$1,252,740	42,546	$1,511,229
Distributions reinvested	—	—	2,016	61,371
Repurchased	(37,693)	(1,513,562)	(205,848)	(6,878,936)
Net decrease	(6,137)	$(260,822)	(161,286)	$(5,306,336)
Class I shares
Sold	8,077,367	$328,982,869	37,294,494	$1,347,834,877
Distributions reinvested	528,953	20,481,044	525,243	16,261,523
Repurchased	(15,923,082)	(655,220,406)	(11,553,859)	(405,141,492)
Net increase (decrease)	(7,316,762)	$(305,756,493)	26,265,878	$958,954,908
Class R2 shares
Sold	2,401	$97,971	15,222	$561,583
Distributions reinvested	303	11,694	751	23,187
Repurchased	(6,111)	(239,978)	(22,830)	(732,442)
Net decrease	(3,407)	$(130,313)	(6,857)	$(147,672)
Class R5 shares
Sold	3,351	$132,279	332	$11,942
Distributions reinvested	42	1,644	18	571
Repurchased	(112)	(4,679)	(14)	(507)
Net increase	3,281	$129,244	336	$12,006
26	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	296,436	$12,110,294	2,794,605	$99,870,055
Distributions reinvested	37,698	1,460,808	164,411	5,095,082
Repurchased	(545,680)	(22,161,051)	(9,435,751)	(336,150,898)
Net decrease	(211,546)	$(8,589,949)	(6,476,735)	$(231,185,761)
Total net increase (decrease)	(7,822,275)	$(326,816,475)	19,608,205	$724,480,300
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $302,264,358 and $506,738,054, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Classic Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pzena Investment Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
28	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pzena Investment Management, LLC
Portfolio Managers
John J. Flynn
Richard S. Pzena
Benjamin S. Silver, CFA, CPA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181557	38SA 4/22
6/2022

Semiannual report
John Hancock
U.S. Global Leaders Growth Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Global Leaders Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
24	Statement regarding liquidity risk management
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
UnitedHealth Group, Inc.	5.6
Visa, Inc., Class A	5.3
Amazon.com, Inc.	5.3
Microsoft Corp.	5.3
Danaher Corp.	4.0
Intuit, Inc.	3.9
Ball Corp.	3.9
Alphabet, Inc., Class C	3.9
MSCI, Inc.	3.8
Yum! Brands, Inc.	3.7
TOTAL	44.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-18.97	12.65	12.10	-27.29	81.37	213.47
Class C	-16.10	12.95	11.84	-24.43	83.86	206.16
Class I1	-14.49	14.09	12.98	-23.36	93.29	238.82
Class R2[1]	-14.79	13.66	12.56	-23.49	89.68	226.55
Class R6[1]	-14.40	14.21	13.10	-23.33	94.32	242.39
Index 1†	-5.35	17.28	15.56	-17.84	121.89	324.80
Index 2†	0.21	13.66	13.67	-9.65	89.68	260.05
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6
Gross (%)	1.13	1.88	0.88	1.28	0.78
Net (%)	1.13	1.88	0.88	1.27	0.77
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Russell 1000 Growth Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Global Leaders Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2	4-30-12	30,616	30,616	42,480	36,005
Class I1	4-30-12	33,882	33,882	42,480	36,005
Class R2[1]	4-30-12	32,655	32,655	42,480	36,005
Class R6[1]	4-30-12	34,239	34,239	42,480	36,005
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$765.40	$4.90	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	762.50	8.17	1.87%
	Hypothetical example	1,000.00	1,015.50	9.35	1.87%
Class I	Actual expenses/actual returns	1,000.00	766.40	3.81	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class R2	Actual expenses/actual returns	1,000.00	765.10	5.38	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Class R6	Actual expenses/actual returns	1,000.00	766.70	3.33	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	7

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 96.2%		$2,240,901,258
(Cost $1,699,960,894)
Communication services 9.8%		228,715,860
Entertainment 3.3%
Netflix, Inc. (A)	167,366	31,859,792
The Walt Disney Company (A)	399,535	44,600,092
Interactive media and services 6.5%
Alphabet, Inc., Class C (A)	39,702	91,288,000
Match Group, Inc. (A)	770,284	60,967,976
Consumer discretionary 9.0%		210,137,905
Hotels, restaurants and leisure 3.7%
Yum! Brands, Inc.	741,124	86,718,919
Internet and direct marketing retail 5.3%
Amazon.com, Inc. (A)	49,653	123,418,986
Financials 9.6%		223,568,812
Capital markets 6.9%
MSCI, Inc.	209,514	88,257,773
S&P Global, Inc.	191,506	72,102,009
Consumer finance 2.7%
American Express Company	361,794	63,209,030
Health care 24.5%		569,497,894
Biotechnology 3.0%
Regeneron Pharmaceuticals, Inc. (A)	105,609	69,607,948
Health care equipment and supplies 5.9%
Abbott Laboratories	725,809	82,379,322
Intuitive Surgical, Inc. (A)	228,696	54,726,953
Health care providers and services 5.6%
UnitedHealth Group, Inc.	257,288	130,843,812
Life sciences tools and services 10.0%
Danaher Corp.	366,805	92,115,740
Illumina, Inc. (A)	183,337	54,386,921
Thermo Fisher Scientific, Inc.	154,520	85,437,198
Information technology 30.2%		703,645,275
IT services 10.5%
FleetCor Technologies, Inc. (A)	320,929	80,078,204
PayPal Holdings, Inc. (A)	468,784	41,220,177
Visa, Inc., Class A	579,358	123,478,571
Software 19.7%
Autodesk, Inc. (A)	445,160	84,259,885
8	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Intuit, Inc.	218,566	$91,524,513
Microsoft Corp.	438,946	121,816,294
salesforce.com, Inc. (A)	439,853	77,387,737
Workday, Inc., Class A (A)	405,805	83,879,894
Materials 9.9%		230,074,442
Chemicals 6.0%
Ecolab, Inc.	411,990	69,766,387
The Sherwin-Williams Company	250,792	68,957,768
Containers and packaging 3.9%
Ball Corp.	1,125,558	91,350,287
Real estate 3.2%		75,261,070
Equity real estate investment trusts 3.2%
Equinix, Inc.	104,663	75,261,070

	Yield (%)	Shares	Value
Short-term investments 3.8%			$88,542,217
(Cost $88,542,217)
Short-term funds 3.8%			88,542,217
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2918(B)	88,542,217	88,542,217

Total investments (Cost $1,788,503,111) 100.0%	$2,329,443,475
Other assets and liabilities, net (0.0%)	(687,849)
Total net assets 100.0%	$2,328,755,626

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $1,789,754,089. Net unrealized appreciation aggregated to $539,689,386, of which $687,621,869 related to gross unrealized appreciation and $147,932,483 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,788,503,111)	$2,329,443,475
Dividends and interest receivable	932,730
Receivable for fund shares sold	3,443,879
Other assets	170,135
Total assets	2,333,990,219
Liabilities
Payable for investments purchased	15,593
Payable for fund shares repurchased	2,848,651
Payable to affiliates
Investment management fees	1,458,212
Accounting and legal services fees	128,731
Transfer agent fees	195,301
Distribution and service fees	242,542
Trustees’ fees	523
Other liabilities and accrued expenses	345,040
Total liabilities	5,234,593
Net assets	$2,328,755,626
Net assets consist of
Paid-in capital	$1,743,650,354
Total distributable earnings (loss)	585,105,272
Net assets	$2,328,755,626

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($895,340,444 ÷ 16,726,266 shares)[1]	$53.53
Class C ($45,992,593 ÷ 1,151,204 shares)[1]	$39.95
Class I ($1,006,163,300 ÷ 16,800,069 shares)	$59.89
Class R2 ($1,582,755 ÷ 27,623 shares)	$57.30
Class R6 ($379,676,534 ÷ 6,260,953 shares)	$60.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$56.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$5,762,597
Interest	27,187
Total investment income	5,789,784
Expenses
Investment management fees	9,156,445
Distribution and service fees	1,649,060
Accounting and legal services fees	173,961
Transfer agent fees	1,201,144
Trustees’ fees	21,127
Custodian fees	146,304
State registration fees	70,028
Printing and postage	63,758
Professional fees	61,320
Other	40,874
Total expenses	12,584,021
Less expense reductions	(114,098)
Net expenses	12,469,923
Net investment loss	(6,680,139)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	52,096,175
52,096,175
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(722,829,793)
(722,829,793)
Net realized and unrealized loss	(670,733,618)
Decrease in net assets from operations	$(677,413,757)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(6,680,139)	$(11,080,705)
Net realized gain	52,096,175	240,922,574
Change in net unrealized appreciation (depreciation)	(722,829,793)	505,467,834
Increase (decrease) in net assets resulting from operations	(677,413,757)	735,309,703
Distributions to shareholders
From earnings
Class A	(95,750,763)	(106,669,651)
Class C	(7,666,046)	(10,575,186)
Class I	(74,374,728)	(69,671,379)
Class R2	(174,297)	(207,377)
Class R6	(35,337,999)	(36,789,623)
Total distributions	(213,303,833)	(223,913,216)
From fund share transactions	392,083,307	296,431,706
Total increase (decrease)	(498,634,283)	807,828,193
Net assets
Beginning of period	2,827,389,909	2,019,561,716
End of period	$2,328,755,626	$2,827,389,909
12	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$76.20	$62.60	$51.76	$49.26	$47.15	$41.00
Net investment loss[2]	(0.21)	(0.39)	(0.22)	(0.05)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(16.44)	21.14	14.56	8.18	5.51	8.31
Total from investment operations	(16.65)	20.75	14.34	8.13	5.44	8.26
Less distributions
From net realized gain	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)	(2.11)
Net asset value, end of period	$53.53	$76.20	$62.60	$51.76	$49.26	$47.15
Total return (%)[3,4]	(23.46)[5]	35.67	29.28	18.96	12.11	21.12
Ratios and supplemental data
Net assets, end of period (in millions)	$895	$1,217	$921	$707	$612	$577
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.13	1.16	1.16	1.16	1.17
Expenses including reductions	1.12[6]	1.13	1.15	1.15	1.15	1.16
Net investment loss	(0.66)[6]	(0.57)	(0.40)	(0.11)	(0.14)	(0.12)
Portfolio turnover (%)	18	32	50	32	42	41

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	13

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$58.66	$50.00	$42.31	$41.59	$40.59	$35.84
Net investment loss[2]	(0.34)	(0.70)	(0.51)	(0.34)	(0.37)	(0.32)
Net realized and unrealized gain (loss) on investments	(12.35)	16.51	11.70	6.69	4.70	7.18
Total from investment operations	(12.69)	15.81	11.19	6.35	4.33	6.86
Less distributions
From net realized gain	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)	(2.11)
Net asset value, end of period	$39.95	$58.66	$50.00	$42.31	$41.59	$40.59
Total return (%)[3,4]	(23.75)[5]	34.66	28.30	18.07	11.28	20.21
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$79	$82	$69	$70	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[6]	1.88	1.91	1.91	1.91	1.92
Expenses including reductions	1.87[6]	1.88	1.90	1.90	1.90	1.91
Net investment loss	(1.41)[6]	(1.32)	(1.15)	(0.85)	(0.91)	(0.86)
Portfolio turnover (%)	18	32	50	32	42	41

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$84.41	$68.49	$56.19	$52.86	$50.25	$43.45
Net investment income (loss)[2]	(0.15)	(0.25)	(0.09)	0.09	0.05	0.06
Net realized and unrealized gain (loss) on investments	(18.35)	23.32	15.89	8.87	5.89	8.85
Total from investment operations	(18.50)	23.07	15.80	8.96	5.94	8.91
Less distributions
From net realized gain	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)	(2.11)
Net asset value, end of period	$59.89	$84.41	$68.49	$56.19	$52.86	$50.25
Total return (%)[3]	(23.36)[4]	36.01	29.58	19.26	12.37	21.44
Ratios and supplemental data
Net assets, end of period (in millions)	$1,006	$1,027	$662	$572	$694	$751
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.88	0.91	0.92	0.92	0.91
Expenses including reductions	0.87[5]	0.88	0.90	0.91	0.91	0.90
Net investment income (loss)	(0.42)[5]	(0.32)	(0.15)	0.17	0.09	0.13
Portfolio turnover (%)	18	32	50	32	42	41

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	15

CLASS R2 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$81.16	$66.33	$54.71	$51.80	$49.48	$42.99
Net investment loss[2]	(0.27)	(0.50)	(0.31)	(0.12)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	(17.57)	22.48	15.43	8.66	5.79	8.72
Total from investment operations	(17.84)	21.98	15.12	8.54	5.65	8.60
Less distributions
From net realized gain	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)	(2.11)
Net asset value, end of period	$57.30	$81.16	$66.33	$54.71	$51.80	$49.48
Total return (%)[3]	(23.49)[4]	35.50	29.11	18.81	11.95	20.93
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[5]	1.25	1.28	1.29	1.30	1.31
Expenses including reductions	1.23[5]	1.24	1.27	1.28	1.29	1.30
Net investment loss	(0.77)[5]	(0.68)	(0.53)	(0.23)	(0.28)	(0.26)
Portfolio turnover (%)	18	32	50	32	42	41

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$85.35	$69.12	$56.61	$53.17	$50.47	$43.59
Net investment income (loss)[2]	(0.11)	(0.17)	(0.03)	0.13	0.11	0.11
Net realized and unrealized gain (loss) on investments	(18.58)	23.55	16.04	8.94	5.92	8.88
Total from investment operations	(18.69)	23.38	16.01	9.07	6.03	8.99
Less distributions
From net realized gain	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)	(2.11)
Net asset value, end of period	$60.64	$85.35	$69.12	$56.61	$53.17	$50.47
Total return (%)[3]	(23.33)[4]	36.14	29.74	19.37	12.50	21.56
Ratios and supplemental data
Net assets, end of period (in millions)	$380	$501	$353	$199	$143	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.78	0.80	0.81	0.81	0.82
Expenses including reductions	0.76[5]	0.77	0.79	0.80	0.80	0.80
Net investment income (loss)	(0.31)[5]	(0.22)	(0.06)	0.24	0.21	0.23
Portfolio turnover (%)	18	32	50	32	42	41

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
18	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $5,411.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	19

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and net operating losses.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.730% of the next $500 million of the fund’s average daily net assets; (c) 0.710% of the next $1 billion of the fund’s average daily net assets; (d) 0.700% of the next $3 billion of the fund’s average daily net assets; and (e) 0.650% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
20	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$47,833
Class C	2,795
Class I	43,403
Class	Expense reduction
Class R2	$91
Class R6	19,976
Total	$114,098

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $295,713 for the six months ended April 30, 2022. Of this amount, $43,080 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $252,633 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $2,531 and $4,509 for Class A and Class C shares, respectively.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	21

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,333,168	$600,835
Class C	311,122	35,021
Class I	—	546,025
Class R2	4,770	88
Class R6	—	19,175
Total	$1,649,060	$1,201,144
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	714,230	$46,084,677	1,956,885	$132,033,131
Distributions reinvested	1,370,191	92,076,801	1,644,933	102,676,732
Repurchased	(1,335,633)	(85,523,660)	(2,341,045)	(158,754,561)
Net increase	748,788	$52,637,818	1,260,773	$75,955,302
Class C shares
Sold	56,270	$2,813,750	370,756	$19,155,351
Distributions reinvested	146,090	7,348,338	212,087	10,258,648
Repurchased	(406,259)	(19,713,315)	(862,214)	(45,520,770)
Net decrease	(203,899)	$(9,551,227)	(279,371)	$(16,106,771)
22	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	5,484,015	$372,796,722	4,251,475	$316,735,228
Distributions reinvested	959,820	72,101,700	969,993	66,929,518
Repurchased	(1,809,304)	(125,862,429)	(2,716,780)	(201,775,992)
Net increase	4,634,531	$319,035,993	2,504,688	$181,888,754
Class R2 shares
Sold	2,408	$162,217	9,173	$655,457
Distributions reinvested	2,161	155,504	2,430	161,714
Repurchased	(5,891)	(380,447)	(10,173)	(704,380)
Net increase (decrease)	(1,322)	$(62,726)	1,430	$112,791
Class R6 shares
Sold	628,565	$45,318,492	1,551,659	$117,549,138
Distributions reinvested	464,157	35,289,864	526,889	36,729,467
Repurchased	(705,041)	(50,584,907)	(1,313,678)	(99,696,975)
Net increase	387,681	$30,023,449	764,870	$54,581,630
Total net increase	5,565,779	$392,083,307	4,252,390	$296,431,706
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $609,347,998 and $455,473,435, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Global Leaders Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Sustainable Growth Advisers, LP (SGA) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
24	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective July 1, 2022, Gordon M. Marchand will no longer serve as a portfolio manager of the fund and Hrishikesh Gupta will be added as a portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Sustainable Growth Advisers, LP (SGA)
Portfolio Managers
Gordon M. Marchand, CFA, CPA, CIC1
Kishore Rao
Robert L. Rohn
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182062	26SA 4/22
6/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
--------------------------
Andrew Arnott
President
Date:	June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
---------------------------
Andrew Arnott
President
Date:	June 6, 2022
By:	/s/ Charles A. Rizzo
-----------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 6, 2022